Equity - Movements in number of shares (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Mar. 08, 2021	Jan. 17, 2021	Dec. 18, 2020	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2019
Disclosure Of Shareholders Equity [Line Items]
Number Of Shares Outstanding				107,279,889,530	76,086,311,036
Number Of Shares Issued			31,195,387,525	107,281,698,561		18,729,788,686
Dissenting Shareholders, Shares Exercised Withdrawal Rights, Number, Business Combination		1,809,031
Treasury Shares				$ 272
Shares Issued Per Share Exchange of Merger			$ 0.41
Right of Withdraw Exercised, Amount Paid for Shares	$ 272			272
Increase In Share Capital Amount			$ 6,036,421	$ 6,036,421		$ 3,000,000
Enel Amricas S.A. [Member]
Disclosure Of Shareholders Equity [Line Items]
Number Of Shares Outstanding				107,219,889,530
Number Of Shares Issued				31,195,387,525	76,086,311,039
Dissenting Shareholders, Shares Exercised Withdrawal Rights, Number, Business Combination				(1,809,031)
Shares Issued Per Share Exchange of Merger				$ 0.41